Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2013
Accrued Liabilities [Text Block]
Note 11 - Accrued Liabilities

	January 31,	January 31,
	2013	2012
Accrued compensation and benefits	6,989	6,284
Accrued professional fees	1,063	1,233
Amounts payable to former shareholders of prior acquisitions	-	390
Accrued purchase price consideration and other acquisition-related costs	237	792
Other accrued liabilities	4,084	3,716
	12,373	12,415